Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2011-1 MONTHLY SERVICER CERTIFICATE For the collection period ended 7-26-2014	PAGE 1

A.	DATES			Begin	End	# days
1	Determination Date				8/18/2014
2	Payment Date				8/20/2014
3	Collection Period			6/29/2014	7/26/2014	28
4	Monthly Interest Period - Actual/360			7/21/2014	8/19/2014	30
5	Monthly Interest - 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	300,000,000.00	—	—	—	—
7	Class A-2 Notes	475,000,000.00	—	—	—	—
8	Class A-3 Notes	462,000,000.00	—	—	—	—
9	Class A-4 Notes	263,000,000.00	184,318,782.73	17,062,699.44	167,256,083.29	0.6359547

10	Total Securities	$1,500,000,000.00	$184,318,782.73	$17,062,699.44	$167,256,083.29

11	Overcollateralization	54,404,202.56	54,404,202.56		54,404,202.56

12	Adjusted Pool Balance	$1,554,404,202.56	$238,722,985.29	$17,062,699.44	$221,660,285.85

13	YSOC	114,459,307.83	13,123,279.58		11,900,155.98

14	Net Pool Balance	$1,668,863,510.39	$251,846,264.87	$17,062,699.44	$233,560,441.83

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.2883%	—	—	—	—
16	Class A-2 Notes	0.6700%	—	—	—	—
17	Class A-3 Notes	1.2200%	—	—	—	—
18	Class A-4 Notes	1.9800%	304,125.99	1.1563726	17,366,825.43	66.0335568

	Total Securities		304,125.99		17,366,825.43

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					12,181,541.01
20	Scheduled Interest Payments Received					509,191.01
21	Prepayments of Principal Received					543,788.90
22	Liquidation Proceeds					5,334,013.78
23	Recoveries Received					144,270.20
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					18,712,804.90

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					198.10

28	Total Available Funds, prior to Servicer Advances					18,713,003.00

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					18,713,003.00

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					18,713,003.00

D.	DISTRIBUTIONS
	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					209,871.89
35	Class A Noteholder Interest (Item 50)					304,125.99
36	Principal Distribution Amount (Item 75)					17,062,699.44
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					1,136,305.68

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	209,871.89	—	209,871.89

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	—	—	—
45	Class A-4 Interest	304,125.99	—	304,125.99
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	304,125.99	—	304,125.99

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			238,722,985.29
52	Beginning Net Pool Balance		251,846,264.87
53	Receipts of Scheduled Principal		(12,181,541.01)
54	Receipts of Prepaid Principal		(543,788.90)
55	Liquidation Proceeds		(5,334,013.78)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(226,479.35)

59	Ending Net Pool Balance		233,560,441.83
60	Yield Supplement Overcollateralization Amount		11,900,155.98

61	Adjusted Pool Balance		221,660,285.85
62	Less: Adjusted Pool Balance - End of Collection Period			221,660,285.85

63	Calculated Principal Distribution Amount			17,062,699.44

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			18,713,003.00
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			209,871.89
67	Less: Interest Paid to Noteholders (Item 35)			304,125.99
68	Less: Calculated Principal Distribution (Item 63)			17,062,699.44

69	Equals: Remaining Available Funds before Servicer Advance			1,136,305.68
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			1,136,305.68
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			17,062,699.44

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,772,021.01, and (b) the aggregate note balance)			7,772,021.01
81	Initial Reserve Account Balance			1,554,404.20
82	Beginning Reserve Account Balance			7,772,021.01
83	Plus: Net Investment Income for the Collection Period			198.10

84	Subtotal: Reserve Fund Available for Distribution			7,772,219.11
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			7,772,219.11
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			198.10

89	Equals: Ending Reserve Account Balance			7,772,021.01

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,668,863,510	233,560,442
92	Number of Current Contracts		72,760	33,019
93	Weighted Average Loan Rate		3.00%	2.64%
94	Average Remaining Term		57.2	19.5
95	Average Original Term		62.3	65.2
96	Monthly Prepayment Rate			1.17%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		20	226,468.09
98	Liquidation Proceeds on Related Vehicles			(11.26)
99	Recoveries Received on Receivables Previously Charged Off			144,270.20

100	Net Principal Losses for Current Collection Period		20	82,209.15

101	Beginning Net Principal Losses		1,038	9,786,744.40
102	Net Principal Losses for Current Collection Period		20	82,209.15

103	Cumulative Net Principal Losses		1,058	9,868,953.55

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,668,863,510.39)			0.59%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
105	Current	98.78%	32,732	230,714,438.79
106	31 - 60 Days Delinquent	1.05%	250	2,443,324.90
107	61 - 90 Days Delinquent	0.17%	37	402,678.14

108	Total	100.00%	33,019	233,560,441.83

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month